Financial Risk Management - Unused Portions of the Committed Lines of Credit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Commercial paper programs [member]
Disclosure of unused portion of borrowing facility [Line Items]
Unused portions of the committed lines of credit	¥ 1,047,551	¥ 1,090,406
Other committed lines of credit [member]
Disclosure of unused portion of borrowing facility [Line Items]
Unused portions of the committed lines of credit	59,502	58,924
Committed lines of credit [member]
Disclosure of unused portion of borrowing facility [Line Items]
Unused portions of the committed lines of credit	¥ 1,107,053	¥ 1,149,330